Cover	Oct. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133454
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2365
Document Period End Date	Oct. 22, 2026